SEGMENT INFORMATION - Reconciliation of Net Income to Adjusted EBITDA (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting [Abstract]
Income (loss) before income taxes and (loss) income from equity method investees	$ 525	$ (6,602)
Add:
Corporate and other	10,093	8,781
Interest expense	16,716	15,882
Early extinguishment of debt	22,020	0
Deferred Purchase Price Obligation expense	20,883	7,463
Depreciation and amortization	28,418	27,865
Proportional adjusted EBITDA for equity method investees	9,073	12,388
Adjustments related to MVC shortfall payments	(28,640)	11,142
Unit-based and noncash compensation	2,128	1,956
Loss (gain) on asset sales, net	3	(63)
Long-lived asset impairment	284	0
Less:
Interest income	0	22
Total of reportable segments' measures of profit or loss	$ 81,503	$ 78,790